Small-Cap Growth Fund
FUND SUMMARY: SMALL-CAP GROWTH FUND
Investment Objective:
The Small-Cap Growth Fund (the “Fund”) seeks to provide long-term total return on capital, primarily through capital appreciation.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (paid directly from your investment)
Shareholder Fees	Small-Cap Growth Fund Class N
Sales Charge (Load) Imposed on Purchases	none
Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fees	none
Exchange Fees	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Small-Cap Growth Fund Class N
Management Fees		0.49%
Distribution and/or Service (12b-1) Fees		none
Other Expenses		0.64%
Total Annual Fund Operating Expenses		1.13%
Fee Waiver and/or Expense Reimbursement	[1]	(0.19%)
Total Annual Fund Operating Expenses (After Fee Waiver/Expense Reimbursement)		0.94%
[1]	Bridgeway Capital Management, Inc. (the "Adviser"), the investment adviser to the Fund, pursuant to its Management Agreement with Bridgeway Funds, Inc. ("Bridgeway Funds"), is contractually obligated to waive fees and/or pay Fund expenses, if necessary, to ensure that net expenses do not exceed 0.94%. Any material change to this Fund policy would require a vote by shareholders.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Small-Cap Growth Fund Class N	96	300	520	1,155

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 78% of the average value of its portfolio.
Principal Investment Strategies:
The Fund invests in a diversified portfolio of small-cap stocks that are listed on the New York Stock Exchange, NYSE MKT and NASDAQ. Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in stocks from among those in the small-cap growth category at the time of purchase. The Adviser selects stocks within the small-cap growth category for the Fund using a statistically driven approach. Growth stocks are those the Adviser believes have above average prospects for economic growth.

Although the Fund seeks investments across a number of sectors, from time to time, based on portfolio positioning to reflect its benchmark, the Fund may have significant positions in particular sectors.

While the Fund is managed for long-term return on capital, the Adviser seeks to minimize capital gains distributions as part of a tax management strategy. The successful application of this method is intended to result in a more tax-efficient fund than would otherwise be the case.

The Fund may engage in active and frequent trading.
Principal Risks:
Shareholders of the Fund are exposed to significant stock market risk (volatility) and could lose money.

Investing in small-cap stocks may involve greater volatility and risk than investing in large- or mid-cap stocks.

Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market movements. In addition, growth stocks as a group may be out of favor at times and underperform the overall equity market for long periods while the market concentrates on other types of stocks, such as “value” stocks.

Companies with similar characteristics may be grouped together in broad categories called sectors. A certain sector may underperform other sectors or the market as a whole. As the Adviser allocates more of the Fund’s portfolio holdings to a particular sector, the Fund’s performance will be more susceptible to any economic, business or other developments which generally affect that sector.

If too many small companies in the Fund outgrow the Fund’s small-cap mandate or if the Fund experiences extensive redemptions, the Adviser might need to sell some stocks, which could create capital gains. There can be no guarantee that the Fund will not distribute substantial capital gains, although the Adviser strongly intends to avoid doing so.

A higher portfolio turnover rate increases transaction costs and as a result may adversely impact the Fund’s performance and may increase share price volatility. Moreover, a higher portfolio turnover rate may result in higher taxes when Fund shares are held in a taxable account.
Performance:
The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows how the Fund’s performance has varied on a calendar year basis. The table shows how the Fund’s average annual returns for various periods compare with those of a broad measure of market performance. This information is based on past performance. Past performance (before and after taxes) does not guarantee future results. Updated performance information is available on the Fund’s website at www.bridgeway.com or by calling 800-661-3550.
Small-Cap Growth Fund Year by Year % Returns as of 12/31 of Each Year

Return from 1/1/13 through 9/30/13 was 39.97%.

	Quarter	Total Return
Best Quarter:	Q4 11	19.95%
Worst Quarter:	Q3 11	-26.49%

Average Annual Total Returns (For the periods ended 12/31/12)
Average Annual Total Returns Small-Cap Growth Fund		1 Year	5 Years	Since Inception	Inception Date
Class N		11.05%	(4.31%)	2.22%	Oct. 31, 2003
Class N Return After Taxes on Distributions	[1]	11.05%	(4.34%)	2.21%
Class N Return After Taxes on Distributions and Sale of Fund Shares	[1]	7.18%	(3.62%)	1.91%
Russell 2000® Growth Index (reflects no deductions for fees, expenses or taxes)		14.59%	3.49%	6.48%
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement plans.